Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between compensation of our CEO or Principal Executive Officer (PEO) and our other named executive officers (NEOs) and certain financial performance measures of the Company for the fiscal years ended on December 31 of 2023, 2022, 2021, and 2020. For further information on the Company’s pay-for-performance
philosophy and how executive compensation aligns with our performance, refer to the
Compensation Discussion and Analysis
section of this proxy statement.

Pay Versus Performance Table
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (2)	Value of initial fixed $100 Investment based on:		Net Income ($ in millions)	Earnings Per Share (EPS) - Diluted, as adjusted
					TSR (3)	Peer Group TSR (3)(4)
2023	$6,616,500	$8,956,197	$2,492,750	$2,376,310	$220.47	$143.59	$141.5	$21.93
2022	$6,515,250	($4,240,418)	$2,835,458	$1,094,131	$168.48	$118.80	$106.6	$25.74
2021	$8,614,966	$17,309,308	$3,002,445	$4,163,311	$253.35	$167.07	$262.8	$35.85
2020	$8,005,917	$22,858,118	$2,600,151	$5,277,068	$182.40	$121.30	$120.0	$16.21

(1)	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2023	Mr. Aylward	Mr. Angerthal, Mr. Mandinach, Ms. Peña, and Mr. Smirl
2022	Mr. Aylward	Mr. Angerthal, Mr. Mandinach, Mr. Smirl, and Wendy J. Hills, Executive Vice President, Chief Legal Officer and General Counsel (retired)
2021	Mr. Aylward	Mr. Angerthal, Ms. Hills, Mr. Mandinach, and Mr. Smirl
2020	Mr. Aylward	Mr. Angerthal, Ms. Hills, Mr. Mandinach, and Francis. G. Waltman, Executive Vice President, Product Management (retired)

(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For PSUs with a relative TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. For PSUs with a non-TSR
metric, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For each fiscal year reflected, the “compensation actually paid” (“CAP”) to the PEO and the average CAP to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation
S-K.

2023
Summary Compensation Table Total for PEO	$6,616,500
Less: Grant Date Fair Value of Equity Awards	($3,200,000)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	$4,900,093
Add: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year	$1,251,044
Add: Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	($1,088,952)
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$477,512
Compensation Actually Paid to PEO	$8,956,197

2023
Average Summary Compensation Table Total for NEOs (other than PEO)	$2,492,750
Less: Grant Date Fair Value of Equity Awards	($665,000)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Year that are Outstanding and Unvested	$880,393
Add: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$214,772
Add: Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	($167,044)
Less: Value of Awards Granted during Prior Fiscal Year that were Forfeited during current Fiscal Year, determined as of prior Fiscal Year end	($77,413)
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$71,781
Average Compensation Actually Paid to NEOs	$2,376,310

(3)
TSR is calculated based on a fixed investment of $100 measured from the market close on December 31, 2019 (the last trading day of fiscal 2019) through and including the end of the year for each year reported in the table.

(4)
Peer companies utilized for comparative financial results, as referenced in our
Compensation Discussion and Analysis
and as shown in Appendix C, are: Affiliated Managers Group, Inc., AllianceBernstein Holding L.P., Artisan Partners Asset Management Inc., BrightSphere Investment Group Inc., Cohen & Steers, Inc., Federated Hermes, Inc., Franklin Resources, Inc., Invesco Ltd., Janus Henderson Group plc, T. Rowe Price Group, Inc., and Victory Capital Management Inc.

Company Selected Measure Name	EarningsPer Share
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2023	Mr. Aylward	Mr. Angerthal, Mr. Mandinach, Ms. Peña, and Mr. Smirl
2022	Mr. Aylward	Mr. Angerthal, Mr. Mandinach, Mr. Smirl, and Wendy J. Hills, Executive Vice President, Chief Legal Officer and General Counsel (retired)
2021	Mr. Aylward	Mr. Angerthal, Ms. Hills, Mr. Mandinach, and Mr. Smirl
2020	Mr. Aylward	Mr. Angerthal, Ms. Hills, Mr. Mandinach, and Francis. G. Waltman, Executive Vice President, Product Management (retired)

Peer Group Issuers, Footnote	Peer companies utilized for comparative financial results, as referenced in our
Compensation Discussion and Analysis
	and as shown in Appendix C, are: Affiliated Managers Group, Inc., AllianceBernstein Holding L.P., Artisan Partners Asset Management Inc., BrightSphere Investment Group Inc., Cohen & Steers, Inc., Federated Hermes, Inc., Franklin Resources, Inc., Invesco Ltd., Janus Henderson Group plc, T. Rowe Price Group, Inc., and Victory Capital Management Inc.
PEO Total Compensation Amount	$ 6,616,500	$ 6,515,250	$ 8,614,966	$ 8,005,917
PEO Actually Paid Compensation Amount	$ 8,956,197	(4,240,418)	17,309,308	22,858,118
Adjustment To PEO Compensation, Footnote

2023
Summary Compensation Table Total for PEO	$6,616,500
Less: Grant Date Fair Value of Equity Awards	($3,200,000)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	$4,900,093
Add: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year	$1,251,044
Add: Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	($1,088,952)
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$477,512
Compensation Actually Paid to PEO	$8,956,197

Non-PEO NEO Average Total Compensation Amount	$ 2,492,750	2,835,458	3,002,445	2,600,151
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,376,310	1,094,131	4,163,311	5,277,068
Adjustment to Non-PEO NEO Compensation Footnote

2023
Average Summary Compensation Table Total for NEOs (other than PEO)	$2,492,750
Less: Grant Date Fair Value of Equity Awards	($665,000)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Year that are Outstanding and Unvested	$880,393
Add: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$214,772
Add: Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	($167,044)
Less: Value of Awards Granted during Prior Fiscal Year that were Forfeited during current Fiscal Year, determined as of prior Fiscal Year end	($77,413)
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$71,781
Average Compensation Actually Paid to NEOs	$2,376,310

Tabular List, Table
Most Important Measures in Determining Pay of the Company’s NEOs
The following unranked measures are the most important financial performance measures, as determined by the Company, that link compensation actually paid to our PEO and other NEOs to the Company’s performance.

Measures

Operating margin, as adjusted (1)

Growth in operating income, as adjusted, versus Financial Peers (2)

Diluted EPS, as adjusted (1)

Gross sales rate (3)

Relative investment performance (4)

Total net flow rate, versus Financial Peers (5)

Shareholder return, versus Financial Peers (6)

(1)	The referenced non-GAAP measures are described and reconciled to GAAP reported amounts in Appendix A to this Proxy Statement.
(2)	Annual growth in operating income, as adjusted.
(3)	Annual gross sales divided by beginning of year AUM.
(4)	As measured by percent of long-term AUM outperforming industry peers on a three-year basis.
(5)	Annualized net flows divided by beginning-of-period long-term AUM. One- and three-year periods relative to Financial Peers.
(6)	Three-year total shareholder returns relative to Financial Peers.

Total Shareholder Return Amount	$ 220.47	168.48	253.35	182.4
Peer Group Total Shareholder Return Amount	143.59	118.8	167.07	121.3
Net Income (Loss)	$ 141,500,000	$ 106,600,000	$ 262,800,000	$ 120,000,000
Company Selected Measure Amount	21.93	25.74	35.85	16.21
PEO Name	Mr. Aylward
Measure:: 1
Pay vs Performance Disclosure
Name	Operating margin, as adjusted
Measure:: 2
Pay vs Performance Disclosure
Name	Growth in operating income, as adjusted, versus Financial Peers
Measure:: 3
Pay vs Performance Disclosure
Name	Diluted EPS, as adjusted
Measure:: 4
Pay vs Performance Disclosure
Name	Gross sales rate
Measure:: 5
Pay vs Performance Disclosure
Name	Relative investment performance
Measure:: 6
Pay vs Performance Disclosure
Name	Total net flow rate, versus Financial Peers
Measure:: 7
Pay vs Performance Disclosure
Name	Shareholder return, versus Financial Peers
PEO | Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,200,000)
PEO | Year End Fair Value Of Equity Awards Granted In The Applicable Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,900,093
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,251,044
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,088,952)
PEO | Value Of Dividends On Stock Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	477,512
Non-PEO NEO | Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(665,000)
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In The Applicable Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	880,393
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,772
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167,044)
Non-PEO NEO | Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Current Fiscal Year, Determined As Of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,413)
Non-PEO NEO | Value Of Dividends On Stock Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 71,781